UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2015

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.4%

Canada — 1.7%
Canadian Natural Resources	44,290	$1,360
Canadian Pacific Railway	15,799	2,887
lululemon athletica *	15,230	975
Valeant Pharmaceuticals International *	10,031	1,992

		7,214

China — 1.5%
Alibaba Group Holding ADR *	14,846	1,236
Baidu ADR *	17,603	3,668
Tencent Holdings ADR	76,185	1,445

		6,349

Hong Kong — 0.8%
China Mobile ADR	53,829	3,500

Ireland — 4.8%
Accenture, Cl A	21,689	2,032
Actavis *	20,808	6,193
Eaton	28,490	1,936
Endo International *	7,508	673
Ingersoll-Rand	5,282	360
Jazz Pharmaceuticals *	4,855	839
Mallinckrodt *	14,353	1,818
Perrigo	14,427	2,388
Shire ADR	15,229	3,644

		19,883

Israel — 0.9%
Check Point Software Technologies *	15,308	1,255
Teva Pharmaceutical Industries ADR	36,756	2,290

		3,545

Japan — 1.9%
Toyota Motor ADR	57,778	8,083

Netherlands — 0.3%
Chicago Bridge & Iron	26,614	1,311

United Kingdom — 1.8%
BP ADR	75,769	2,963
Liberty Global, Cl A *	68,927	3,548
Rio Tinto ADR	27,238	1,128

		7,639

United States — 81.7%
Consumer Discretionary — 13.7%
Amazon.com *	4,406	1,639
CBS, Cl B	20,796	1,261
Charter Communications, Cl A *	14,706	2,840
Comcast, Cl A	14,070	795
Delphi Automotive	27,175	2,167
DIRECTV *	37,820	3,218
Dollar General	73,242	5,521
Ford Motor	48,067	776
General Motors	98,405	3,690
Harley-Davidson	15,583	947
Hilton Worldwide Holdings *	68,734	2,036
Home Depot	39,994	4,544
LKQ *	26,850	686
Marriott International, Cl A	23,896	1,920
McDonald’s	5,729	558
Michael Kors Holdings *	18,702	1,230
Netflix *	6,329	2,637
NIKE, Cl B	19,233	1,930
Nordstrom	2,565	206

Description	Shares	Market Value ($ Thousands)
priceline.com *	265	$309
PVH	7,954	848
Restoration Hardware Holdings *	4,183	415
Signet Jewelers	4,440	616
Starbucks	5,545	525
Tesla Motors *	3,021	570
Tiffany	7,493	659
Time Warner	5,001	422
Time Warner Cable	28,317	4,244
Tribune	37,747	2,295
TripAdvisor *	30,417	2,530
Twenty-First Century Fox, Cl A	60,373	2,043
VF	2,663	200
Visteon *	3,506	338
Walt Disney	23,451	2,460

		57,075

Consumer Staples — 2.7%
Bunge	16,715	1,377
Campbell Soup	10,087	469
Clorox	8,252	911
Coca-Cola Enterprises	30,086	1,330
Costco Wholesale	9,913	1,502
General Mills	23,004	1,302
Hershey	4,956	500
Kellogg	11,590	764
Kimberly-Clark	8,012	858
Kraft Foods Group	14,000	1,220
Procter & Gamble	9,738	798
Whole Foods Market	13,704	714

		11,745

Energy — 6.1%
Apache	23,375	1,410
Baker Hughes	3,773	240
Cabot Oil & Gas	50,632	1,495
Cimarex Energy	11,815	1,360
Concho Resources *	13,353	1,548
ConocoPhillips	12,498	778
Continental Resources *	17,987	785
Devon Energy	15,884	958
Dresser-Rand Group *	4,566	367
EQT	2,284	189
Exxon Mobil	5,701	485
Halliburton	53,634	2,353
Hess	29,965	2,034
Kosmos Energy *	26,242	208
Marathon Oil	24,229	633
MarkWest Energy Partners (A)	30,700	2,029
Noble Energy	46,882	2,292
Occidental Petroleum	26,726	1,951
Phillips 66	16,475	1,295
Pioneer Natural Resources	5,321	870
Schlumberger	11,466	957
Spectra Energy	36,663	1,326

		25,563

Financials — 15.0%
ACE	17,969	2,003
Allstate	24,820	1,767
American Express	15,370	1,201
American International Group	28,096	1,539
American Tower, Cl A ‡	20,860	1,964
Bank of America	178,296	2,744
Bank of New York Mellon	18,578	748
Berkshire Hathaway, Cl B *	20,498	2,958
BlackRock, Cl A	5,409	1,979

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
Blackstone Group (A)	74,317	$2,890
Capital One Financial	2,471	195
CIT Group	15,065	680
Citigroup	196,676	10,133
Comerica	36,519	1,648
Crown Castle International ‡	10,948	904
Cullen	2,890	200
Digital Realty Trust ‡	6,617	436
Discover Financial Services	13,914	784
Equinix ‡	1,791	417
Forest City Enterprises, Cl A *	15,261	390
Hartford Financial Services Group	64,770	2,709
HCP ‡	2,081	90
JPMorgan Chase	93,798	5,682
KeyCorp	13,796	195
KKR (A)	85,574	1,952
Liberty Property Trust ‡	20,484	731
Marsh & McLennan	35,711	2,003
MetLife	96,218	4,864
Northern Trust	27,857	1,940
PartnerRe	3,309	378
PNC Financial Services Group	5,819	542
ProLogis ‡	40,015	1,743
Santander Consumer USA Holdings	32,254	746
State Street	24,073	1,770
T Rowe Price Group	2,471	200
Voya Financial	12,426	536
Wells Fargo	27,390	1,490

		63,151

Health Care — 11.9%
AbbVie	71,383	4,179
Agilent Technologies	11,291	469
Alexion Pharmaceuticals *	12,364	2,143
Allscripts Healthcare Solutions *	23,342	279
AmerisourceBergen, Cl A	16,645	1,892
Anthem	6,000	926
athenahealth *	6,580	786
Biogen Idec *	4,834	2,041
Bristol-Myers Squibb	52,868	3,410
Brookdale Senior Living *	5,270	199
Cardinal Health	16,252	1,467
Celgene *	14,089	1,624
Envision Healthcare Holdings *	5,898	226
Express Scripts Holding *	16,075	1,395
Gilead Sciences	9,333	916
Henry Schein *	8,477	1,184
Horizon Pharma *	22,246	578
Humana	29,929	5,328
Intercept Pharmaceuticals *	703	198
Keryx Biopharmaceuticals *	15,545	198
Laboratory Corp of America Holdings *	6,793	857
Medtronic	25,739	2,007
Merck	47,467	2,728
Mettler-Toledo International *	2,364	777
Mylan *	11,229	667
Patterson	11,936	582
Pfizer	44,578	1,551
Quest Diagnostics	3,427	263
Regeneron Pharmaceuticals *	3,901	1,761
United Therapeutics *	21,010	3,623
Vertex Pharmaceuticals *	34,814	4,107
Waters *	7,736	962

Description	Shares	Market Value ($ Thousands)
Zoetis, Cl A	10,098	$467

		49,790

Industrials — 8.9%
3M	12,716	2,098
AECOM Technology *	6,863	211
AGCO	5,310	253
Alaska Air Group	4,005	265
Allegion	8,193	501
Allison Transmission Holdings	21,270	679
American Airlines Group	56,665	2,991
CSX	1,434	47
Cummins	8,097	1,123
Deere	20,786	1,823
Delta Air Lines	59,060	2,655
FedEx	1,506	249
Fluor	5,911	338
Generac Holdings *	10,524	512
General Electric	201,950	5,010
IHS, Cl A *	64	7
Jacobs Engineering Group *	4,577	207
Joy Global	12,901	506
Kansas City Southern	19,307	1,971
Lennox International	1,857	208
MSC Industrial Direct, Cl A	5,279	381
Norfolk Southern	18,489	1,903
Oshkosh	20,441	997
Parker Hannifin	2,761	328
Precision Castparts	7,808	1,640
Quanta Services *	22,312	637
Spirit Airlines *	17,091	1,322
Terex	13,696	364
Union Pacific	42,237	4,575
United Technologies	17,612	2,064
WESCO International *	3,332	233
WW Grainger	3,643	859

		36,957

Information Technology — 18.5%
Adobe Systems *	27,165	2,009
Alliance Data Systems *	15,148	4,488
AOL *	5,182	205
Apple	55,175	6,865
Applied Materials	292,457	6,598
Autodesk *	29,939	1,756
Cisco Systems	169,185	4,657
Cognizant Technology Solutions, Cl A *	22,172	1,383
EMC	34,966	894
Facebook, Cl A *	71,794	5,903
Google, Cl A *	10,521	5,836
Google, Cl C *	510	279
International Business Machines	13,068	2,097
Intuit	3,976	385
Lam Research	20,498	1,440
LinkedIn, Cl A *	9,760	2,439
Mastercard, Cl A	58,044	5,014
Micron Technology *	67,072	1,820
Microsoft	115,643	4,701
Oracle	54,835	2,366
Salesforce.com *	59,243	3,958
SanDisk	8,003	509
Splunk *	10,626	629
Symantec	982	23
Teradata *	18,889	834
Texas Instruments	54,622	3,123

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

March 31, 2015

Description	Shares/Face Amount (000)	Market Value ($ Thousands)
Visa, Cl A	53,272	$3,485
VMware, Cl A *	3,338	274
Workday, Cl A *	15,630	1,319
Yahoo! *	49,677	2,207

		77,496

Materials — 3.2%
Air Products & Chemicals	11,000	1,664
Alcoa	13,515	174
Ball	12,354	873
Domtar	5,330	246
Dow Chemical	8,429	404
Eastman Chemical	8,425	584
Ecolab	25,574	2,925
International Flavors &
Fragrances	9,704	1,139
PPG Industries	7,918	1,786
Reliance Steel & Aluminum	28,794	1,759
Rock-Tenn, Cl A	5,239	338
Sherwin-Williams	1,003	285
Sigma-Aldrich	5,907	817

		12,994

Telecommunication Services — 1.1%
Level 3 Communications *	27,337	1,472
Verizon Communications	65,931	3,206

		4,678

Utilities — 0.6%
NextEra Energy	17,689	1,841
Sempra Energy	8,646	943

		2,784

		342,233

Total Common Stock (Cost $340,648) ($ Thousands)		399,757

U.S. TREASURY OBLIGATION — 0.0%
United States Treasury Bills 0.004%, 05/28/2015 (B)(C)	$201	201

Total U.S. Treasury Obligation (Cost $201) ($ Thousands)		201

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% (D) **	15,052,324	15,052

Total Cash Equivalent (Cost $15,052) ($ Thousands)		15,052

Total Investments — 99.0%
(Cost $355,901) ($ Thousands)††		$415,010

A summary of the open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	21	Jun-2015	$30
S&P Mid 400 Index E-MINI	2	Jun-2015	9

			$39

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The futures contracts are considered to have equity risk associated with them.

Percentages are based on a Net Assets of $419,088 ($ Thousands).

‡	Real Estate Investment Trust

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

††	At March 31, 2015, the tax basis cost of the Fund’s investments was $355,901 ($ Thousands), and the unrealized appreciation and depreciation were $66,004 ($ Thousands) and $(6,895) ($ Thousands), respectively.

(A)	Securities considered Master Limited Partnership. At March 31, 2015, these securities amounted to $6,871 ($ Thousands) or 1.6% of Net Assets.

(B)	Security, or a portion thereof, has been pledged as collateral for open futures contracts.

(C)	The rate reported is the 7-day effective yield as of March 31, 2015.

(D)	Affiliated investment is a registered investment company which is managed by SEI Investments Management Corporation (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended March 31, 2015 are as follows ($ Thousands):

Purchases at Cost	Proceeds from Sales		Value 3/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund
$ 23,993		$(11,414)	$15,052	$—

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$399,757	$—	$—	$399,757
U.S. Treasury Obligation	—	201	—	201
Cash Equivalent	15,052	—	—	15,052

Total Investments in Securities	$414,809	$201	$—	$415,010

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts * Unrealized Appreciation	$39	$—	$—	$39

Total Other Financial Instruments	$39	$—	$—	$39

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 1 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.4%
Agency Mortgage-Backed Obligations — 32.5%
FHLMC
6.500%, 09/01/2039	$118	$136
5.500%, 12/01/2036	138	155
5.500%, 08/01/2038	114	128
5.500%, 11/01/2038	108	121
5.500%, 12/01/2038	574	648
5.000%, 12/01/2020	287	306
5.000%, 05/01/2022	117	126
5.000%, 04/01/2024	115	125
5.000%, 08/01/2038	35	39
5.000%, 03/01/2039	38	42
5.000%, 02/01/2040	502	561
4.500%, 08/01/2040	107	117
4.500%, 08/01/2040	131	142
4.000%, 09/01/2040	142	152
4.000%, 04/01/2043	184	201
4.000%, 06/01/2043	94	102
4.000%, 06/01/2043	97	105
4.000%, 07/01/2043	89	96
4.000%, 07/01/2043	88	96
4.000%, 08/01/2043	93	101
4.000%, 07/01/2044	94	102
4.000%, 08/01/2044	287	311
3.978%, 07/01/2040 (A)	304	321
3.500%, 08/01/2033	89	94
3.500%, 05/01/2041	1,400	1,464
3.500%, 11/01/2042	179	189
3.500%, 01/01/2043	188	199
3.500%, 02/01/2043	94	100
3.500%, 05/01/2043	967	1,022
3.500%, 05/01/2043	348	367
3.500%, 06/01/2043	906	957
3.500%, 07/01/2043	967	1,022
2.500%, 05/01/2027	1,000	1,023
FHLMC, Ser 2011-3947, Cl SG, IO
5.776%, 10/15/2041 (A)	725	128
FHLMC, Ser 2012-4073, Cl MF
0.625%, 08/15/2039 (A)	366	368
FHLMC, Ser 2012-4099, Cl ST, IO
5.826%, 08/15/2042 (A)	248	57
FHLMC, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	665	102
FHLMC, Ser 2014-326, Cl F2
0.725%, 03/15/2044 (A)	564	570
FHLMC, Ser 2014-4310, Cl SA, IO
5.776%, 02/15/2044 (A)	95	21
FHLMC, Ser 2014-4335, Cl SW, IO
5.826%, 05/15/2044 (A)	96	22
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	782	837
FHLMC CMO, Ser 2007-3349, Cl AS, IO
6.326%, 07/15/2037 (A)	977	176
FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/2024	270	298

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2012-274, Cl F1
0.675%, 08/15/2042 (A)	$433	$437
FHLMC CMO, Ser 2012-279, Cl F6
0.625%, 09/15/2042 (A)	419	421
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	521	77
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	416	48
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	964	105
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,210	148
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.876%, 08/15/2042 (A)	79	15
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.976%, 11/15/2042 (A)	83	18
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.076%, 09/15/2042 (A)	408	68
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	878	928
FHLMC CMO, Ser 2013-4231, Cl FB
0.625%, 07/15/2038 (A)	532	535
FHLMC CMO, Ser K038, Cl A2
3.389%, 03/25/2024	114	123
FHLMC Multifamily Structured Pass-Through Certificates, Ser K715, Cl X1, IO
1.169%, 01/25/2021 (A)	3,237	183
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSMC, Cl A2
2.615%, 01/25/2023	500	512
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.574%, 08/25/2024 (A)	360	365
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
2.674%, 08/25/2024 (A)	250	253
FNMA
7.000%, 11/01/2037	11	14
7.000%, 12/01/2037	5	6
7.000%, 02/01/2038	6	6
7.000%, 09/01/2038	2	2
7.000%, 11/01/2038	9	10
7.000%, 11/01/2038	4	4
7.000%, 11/01/2038	6	7
7.000%, 11/01/2038	40	44
6.500%, 08/01/2017	69	72
6.500%, 01/01/2038	182	198
6.500%, 05/01/2040	544	630
6.000%, 07/01/2037	88	100
6.000%, 09/01/2037	130	148

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.000%, 11/01/2038	$190	$216
5.894%, 10/01/2017	402	443
5.500%, 09/01/2034	621	703
5.500%, 02/01/2035	365	413
5.468%, 06/01/2017	1,949	2,085
5.000%, 01/01/2021	228	242
5.000%, 11/01/2025	160	178
5.000%, 06/01/2035	188	210
5.000%, 02/01/2036	317	353
5.000%, 05/01/2038	2,000	2,221
5.000%, 03/01/2040	246	274
5.000%, 06/01/2040	544	609
5.000%, 06/01/2040	49	55
5.000%, 06/01/2040	438	491
4.603%, 04/01/2020	1,331	1,480
4.513%, 12/01/2019	931	1,037
4.501%, 01/01/2020	737	823
4.500%, 05/01/2038	1,700	1,850
4.500%, 01/01/2041	25	28
4.500%, 09/01/2043	188	210
4.500%, 09/01/2043	23	25
4.500%, 10/01/2043	189	212
4.500%, 11/01/2043	94	105
4.500%, 12/01/2043	94	105
4.500%, 01/01/2044	95	106
4.500%, 07/01/2044	194	216
4.500%, 08/01/2044	150	164
4.500%, 08/01/2044	618	674
4.500%, 10/01/2044	1,168	1,296
4.500%, 01/01/2045	99	111
4.377%, 11/01/2019	505	559
4.000%, 06/01/2025	346	368
4.000%, 09/01/2041	591	634
4.000%, 04/01/2042	4,598	4,961
4.000%, 07/01/2042	856	933
4.000%, 11/01/2042	176	192
4.000%, 05/01/2043	179	193
4.000%, 06/01/2043	171	184
4.000%, 06/01/2043	89	97
4.000%, 06/01/2043	97	104
4.000%, 06/01/2043	87	95
4.000%, 06/01/2043	89	96
4.000%, 07/01/2043	182	198
4.000%, 07/01/2043	85	91
4.000%, 07/01/2043	180	195
4.000%, 08/01/2043	96	104
4.000%, 01/01/2045	100	108
3.700%, 12/01/2020	334	364
3.694%, 01/01/2021	1,593	1,739
3.500%, 05/15/2026	1,400	1,484
3.500%, 12/01/2032	1,149	1,222
3.500%, 04/01/2033	168	179
3.500%, 05/01/2033	466	495
3.500%, 08/01/2033	86	91
3.500%, 10/01/2033	85	90
3.500%, 11/01/2033	86	91
3.500%, 12/01/2033	86	90
3.500%, 05/01/2041	600	629
3.500%, 03/01/2043	1,080	1,145
3.500%, 04/01/2043	631	669
3.500%, 06/01/2043	931	987
3.450%, 11/01/2023	697	750
3.030%, 12/01/2021	708	746
3.000%, 05/25/2026	2,300	2,407
2.740%, 06/01/2023	593	611

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.500%, 05/01/2017	$200	$205
2.500%, 10/01/2042	941	932
2.480%, 06/01/2019	981	1,012
2.400%, 12/01/2022	250	252
2.393%, 01/01/2036 (A)	110	118
2.309%, 03/01/2036 (A)	57	61
2.260%, 12/01/2022	1,000	1,006
1.940%, 07/01/2019	395	396
1.860%, 05/01/2043 (A)	1,839	1,905
0.661%, 11/01/2023 (A)	600	600
0.641%, 12/01/2023 (A)	500	503
0.621%, 01/01/2024 (A)	1,000	1,008
0.531%, 01/01/2023 (A)	478	482
0.521%, 01/01/2023 (A)	478	477
0.511%, 01/01/2023 (A)	500	500
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	350	362
FNMA, Ser 2010-100, Cl SD, IO
6.406%, 09/25/2040 (A)	1,005	196
FNMA, Ser 2014-47, Cl AI, IO
1.816%, 08/25/2044 (A)	906	67
FNMA, Ser M3, Cl X2, IO
0.388%, 10/25/2024 (A)	4,961	151
FNMA, Ser M5, Cl SA, IO
4.314%, 01/25/2017 (A)	3,251	51
FNMA, Ser M6, Cl FA
0.442%, 12/25/2017 (A)	146	146
FNMA CMO, Ser 1992-1, Cl F
0.974%, 01/25/2022 (A)	140	142
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	810	918
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	715	743
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	570	624
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	521
FNMA CMO, Ser 2012-108, Cl F
0.674%, 10/25/2042 (A)	416	417
FNMA CMO, Ser 2012-128, Cl SL, IO
5.976%, 11/25/2042 (A)	86	20
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.976%, 11/25/2042 (A)	86	21
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,510	181
FNMA CMO, Ser 2012-93, Cl SG, IO
5.926%, 09/25/2042 (A)	316	64
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	1,160	135
FNMA CMO, Ser 2012-M11, Cl FA
0.624%, 08/25/2019 (A)	108	109
FNMA CMO, Ser 2013-M7, Cl A2
2.280%, 12/27/2022	219	219
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.374%, 07/25/2024 (A)	249	249

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FREMF 2014-K503 Mortgage Trust, Ser K503, Cl C
3.009%, 10/25/2047 (A)(B)	$140	$139
GNMA
5.500%, 02/20/2037	169	191
5.500%, 07/20/2038	94	106
5.500%, 01/15/2039	217	245
5.000%, 12/20/2038	77	82
5.000%, 03/15/2039	216	241
5.000%, 03/20/2039	167	178
5.000%, 07/20/2040	2,088	2,343
4.863%, 06/20/2061	1,461	1,568
4.826%, 06/20/2061	1,431	1,592
4.697%, 09/20/2061	1,330	1,436
4.650%, 12/20/2060	1,371	1,460
4.626%, 07/20/2061	1,403	1,509
4.500%, 07/20/2038	80	83
4.500%, 05/20/2040	1,199	1,311
4.500%, 01/20/2041	671	733
4.500%, 07/20/2041	259	282
4.295%, 07/20/2061	1,295	1,384
3.500%, 05/21/2042	1,100	1,156
2.500%, 02/20/2027	1,921	1,982
GNMA, Ser 2012-H30, Cl GA
0.521%, 12/20/2062 (A)	1,318	1,310
GNMA, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	494	495
GNMA, Ser 2013-H08, Cl BF
0.571%, 03/20/2063 (A)	1,186	1,181
GNMA, Ser 2014-105, IO
1.100%, 06/16/2054	1,880	151
GNMA, Ser 21, Cl A
2.600%, 11/16/2042	150	153
GNMA, Ser 7, Cl IO, IO
1.021%, 01/16/2057 (A)	1,687	149
GNMA, Ser 85, Cl IA, IO
0.834%, 03/16/2047 (A)	3,905	233
GNMA, Ser 95, Cl IO, IO
0.711%, 04/16/2047 (A)	2,485	146
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	498	521
GNMA CMO, Ser 2009-31, Cl MA
4.500%, 08/20/2033	9	9
GNMA CMO, Ser 2009-86, Cl A
3.536%, 09/16/2035	5	5
GNMA CMO, Ser 2011-147, Cl A
2.174%, 07/16/2038	1,298	1,303
GNMA CMO, Ser 2012-22, Cl AB
1.661%, 03/16/2033	778	783
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	219	25
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	123	29
GNMA CMO, Ser 2012-H18, Cl NA
0.691%, 08/20/2062 (A)	324	325
GNMA CMO, Ser 2013-H21, Cl FB
0.871%, 09/20/2063 (A)	706	713

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	$350	$359
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	308	315

		99,581

Non-Agency Mortgage-Backed Obligations — 5.9%
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	222	225
A10 Term Asset Financing, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (B)	250	249
American Home Mortgage Investment Trust, Ser 2005-1, Cl 7A1
2.378%, 06/25/2045 (A)	253	251
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	200	203
Banc of America Commercial Mortgage Trust, Ser 2006-2, Cl AJ
5.762%, 05/10/2045 (A)	710	740
Banc of America Commercial Mortgage Trust, Ser 2006-5, Cl AM
5.448%, 09/10/2047	240	252
Banc of America Funding, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (B)(D)	126	125
Banc of America Mortgage Trust, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034	42	43
Banc of America Mortgage Trust, Ser 2004-9, Cl 3A1
6.500%, 09/25/2032	80	84
BCAP Trust, Ser 2012-RR10, Cl 3A1
0.361%, 05/26/2036 (A)(B)	249	237
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.814%, 07/25/2034 (A)	202	193
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	236	237
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW18, Cl AM
6.084%, 06/11/2050 (A)	110	121
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
0.925%, 06/15/2033 (A)(B)	280	279
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	107
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C2, Cl AMFX
5.526%, 04/15/2047 (A)	70	75

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.976%, 08/13/2027 (A)(B)	$116	$116
Commercial Mortgage Pass- Through Certificates, Ser 2005- C6, Cl A5A
5.116%, 06/10/2044 (A)	158	159
Commercial Mortgage Pass- Through Certificates, Ser 2012- CR3, Cl A3
2.822%, 11/15/2045	10	10
Commercial Mortgage Pass- Through Certificates, Ser 2012- MVP, Cl A
2.116%, 11/17/2026 (A)(B)	37	37
Commercial Mortgage Pass- Through Certificates, Ser 2013- WWP, Cl A2
3.424%, 03/10/2031 (B)	100	105
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.008%, 12/10/2023 (A)	778	44
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	50	55
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	22
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	10	11
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.022%, 02/13/2032 (A)(B)	200	200
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033	415	423
Credit Suisse First Boston Mortgage Securities, Ser 2005- C5, Cl A4
5.100%, 08/15/2038 (A)	209	210
CSMC, Ser 2010-11R, Cl A6
1.179%, 06/28/2047 (A)(B)	326	314
CSMC Trust, Ser 2014-TIKI, Cl A
1.130%, 09/15/2038 (A)(B)	310	309
CSMC Trust, Ser 2014-TIKI, Cl B
1.530%, 09/15/2038 (A)(B)	233	233
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A)(B)	24	24
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	143	144
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (B)	41	41
GE Business Loan Trust, Ser 1A, Cl A
0.345%, 04/16/2035 (A)(B)	543	514
GMAC Commercial Mortgage Securities Trust, Ser 2004-C2, Cl A4
5.301%, 08/10/2038 (A)	3	3
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	300	307

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	$90	$102
HILT Mortgage Trust, Ser 2014- ORL, Cl A
1.072%, 07/15/2029 (A)(B)	205	204
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
0.844%, 01/25/2035 (A)	689	665
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.424%, 04/25/2037 (A)	179	165
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045	210	236
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.082%, 11/15/2045 (A)	50	55
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.888%, 01/15/2047 (A)	30	34
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.562%, 09/15/2047 (A)	110	115
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	10	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
2.272%, 08/15/2027 (A)(B)	110	110
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 5A2
2.517%, 02/25/2035 (A)	108	108
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
5.900%, 07/15/2044 (A)	340	370
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/2039	103	108
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl AM
6.265%, 09/15/2045 (A)	230	255
Lehman Brothers Small Balance Commercial, Ser 2A, Cl 1A
0.424%, 09/25/2030 (A)(B)	253	237
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	83	85
MASTR Asset Securitization Trust, Ser 2003-11, Cl 8A1
5.500%, 12/25/2033	227	241
MASTR Asset Securitization Trust, Ser 2003-7, Cl 1A1
5.500%, 09/25/2033	78	81
MASTR Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/2032	114	123
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.282%, 11/12/2037 (A)	327	329

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C10, Cl A4
4.083%, 07/15/2046 (A)	$120	$134
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C7, Cl A4
2.918%, 02/15/2046	40	41
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013- C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.877%, 08/12/2041 (A)	216	226
Morgan Stanley Capital I, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (A)(B)	490	515
Morgan Stanley Capital I, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (A)(B)	400	418
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	72	72
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	155	155
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	138	139
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047	116	118
NorthStar Mortgage Trust, Ser 2013-1A, Cl A
2.021%, 08/25/2029 (A)(B)	182	182
Ores, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (B)	55	54
RAIT Trust, Ser 2014-FL3, Cl A
1.421%, 12/15/2031 (A)(B)	245	247
RALI Trust, Ser 2003-QS13, Cl A5
0.824%, 07/25/2033 (A)	87	81
RALI Trust, Ser 2004-QS5, Cl A1
4.600%, 04/25/2034	108	110
Residential Asset Securitization Trust, Ser 2003-A7, Cl A12
5.500%, 07/25/2033	246	262
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 4A
2.462%, 12/25/2034 (A)	112	110
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.476%, 12/20/2034 (A)	311	302
Sequoia Mortgage Trust, Ser 2004-5, Cl A2
0.696%, 06/20/2034 (A)	157	153
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(B)	199	200
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(B)	72	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(B)	$190	$189
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A)(B)	103	101
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A)(B)	249	254
Springleaf Mortgage Loan Trust, Ser 2013-3A, Cl A
1.870%, 09/25/2057 (A)(B)	334	333
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004- 3AC, Cl A2
2.397%, 03/25/2034 (A)	373	376
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.229%, 04/25/2045 (A)	256	258
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.278%, 05/10/2045 (A)(B)	1,416	161
UBS-BAMLL Trust, Ser 2012- WRM, Cl A
3.663%, 06/10/2030 (B)	116	122
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	78
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.748%, 05/10/2063 (A)(B)	479	36
Vendee Mortgage Trust, Ser 2003-2, Cl Z
5.000%, 05/15/2033	792	913
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AM
5.383%, 12/15/2043	70	74
Wells Fargo, Ser 2005-AR3, Cl 1A1
2.620%, 03/25/2035 (A)	224	226
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.482%, 08/15/2050 (A)	2,622	225
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.568%, 06/15/2045 (A)(B)	1,292	109
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	166
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.451%, 05/15/2045 (A)(B)	1,424	114
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	270	294
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.723%, 10/15/2057 (A)	4,217	195

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser C10, Cl XA, IO
1.787%, 12/15/2045 (A)(B)	$1,275	$122
WFRBS Commercial Mortgage Trust, Ser C23, Cl C
3.850%, 10/15/2057 (A)	150	151

		18,445

Total Mortgage-Backed Securities (Cost $115,147) ($ Thousands)		118,026

CORPORATE OBLIGATIONS — 21.1%

Consumer Discretionary — 1.5%
21st Century Fox America
9.500%, 07/15/2024	80	113
Amazon.com
3.800%, 12/05/2024	310	326
3.300%, 12/05/2021	89	92
American Honda Finance
2.250%, 08/15/2019	50	51
1.550%, 12/11/2017	34	34
1.000%, 08/11/2015 (B)	490	491
Bed Bath & Beyond
3.749%, 08/01/2024	37	39
CBS
3.700%, 08/15/2024	94	97
Daimler Finance North America
2.250%, 07/31/2019 (B)	200	202
DIRECTV Holdings
3.950%, 01/15/2025	14	14
3.800%, 03/15/2022	90	93
Ford Motor Credit
8.125%, 01/15/2020	340	425
5.875%, 08/02/2021	230	271
3.000%, 06/12/2017	200	206
1.684%, 09/08/2017	200	200
Historic TW
6.625%, 05/15/2029	50	64
Hyundai Capital America
1.625%, 10/02/2015 (B)	180	181
Johnson Controls
3.625%, 07/02/2024	23	24
Macy’s Retail Holdings
2.875%, 02/15/2023	33	33
NBC Universal Media
2.875%, 01/15/2023	100	102
NBCUniversal Media
4.375%, 04/01/2021	10	11
Nissan Motor Acceptance
1.800%, 03/15/2018 (B)	102	102
TCI Communications
8.750%, 08/01/2015	536	551
7.875%, 02/15/2026	240	339
Time Warner
4.750%, 03/29/2021	50	56
Time Warner Cable
5.000%, 02/01/2020	350	391
Viacom
4.250%, 09/01/2023	30	32
2.750%, 12/15/2019	21	21
Walt Disney
0.450%, 12/01/2015	13	13

		4,574

Consumer Staples — 1.5%
Bunge Finance
8.500%, 06/15/2019	60	74

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ConAgra Foods
2.100%, 03/15/2018	$12	$12
1.300%, 01/25/2016	10	10
Costco Wholesale
2.250%, 02/15/2022	39	39
CVS Health
4.125%, 05/15/2021	300	330
Kimberly-Clark
6.125%, 08/01/2017	140	156
Kraft Foods Group
5.375%, 02/10/2020	86	98
3.500%, 06/06/2022	290	300
Kroger
8.000%, 09/15/2029	40	56
4.000%, 02/01/2024	260	280
3.900%, 10/01/2015	660	670
Mondelez International
4.000%, 02/01/2024	300	325
PepsiCo
3.000%, 08/25/2021	290	304
2.750%, 03/05/2022	80	82
2.500%, 05/10/2016	280	286
1.250%, 08/13/2017	52	52
0.700%, 08/13/2015	250	250
Sysco
3.000%, 10/02/2021	9	9
Tyson Foods
4.875%, 08/15/2034	150	169
3.950%, 08/15/2024	147	155
Walgreens Boots Alliance
3.300%, 11/18/2021	57	59
Wal-Mart Stores
4.250%, 04/15/2021	210	236
3.300%, 04/22/2024	38	40
WM Wrigley Jr (B)
2.900%, 10/21/2019	360	371
2.400%, 10/21/2018	140	143

		4,506

Energy — 1.5%
Anadarko Holding
7.150%, 05/15/2028	80	104
Anadarko Petroleum
6.375%, 09/15/2017	390	434
5.950%, 09/15/2016	40	43
Apache
3.625%, 02/01/2021	60	63
3.250%, 04/15/2022	243	247
2.625%, 01/15/2023	40	39
Baker Hughes
3.200%, 08/15/2021	90	93
Cameron International
4.000%, 12/15/2023	10	10
Canadian Natural Resources
3.450%, 11/15/2021	60	61
Chevron
3.191%, 06/24/2023	33	34
2.355%, 12/05/2022	55	54
ConocoPhillips
6.000%, 01/15/2020	20	24
Continental Resources
5.000%, 09/15/2022	10	10
Devon Energy
6.300%, 01/15/2019	320	367
3.250%, 05/15/2022	38	38

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy Transfer Partners
4.050%, 03/15/2025	$16	$16
3.600%, 02/01/2023	45	45
Ensco
5.200%, 03/15/2025	16	16
Enterprise Products Operating
3.900%, 02/15/2024	42	44
3.750%, 02/15/2025	47	49
EOG Resources
2.625%, 03/15/2023	26	26
Exxon Mobil
2.397%, 03/06/2022	60	60
Gulf South Pipeline
4.000%, 06/15/2022	80	77
Halliburton
3.500%, 08/01/2023	107	111
Hess
8.125%, 02/15/2019	90	108
7.875%, 10/01/2029	70	90
Kerr-McGee
7.875%, 09/15/2031	50	68
Magellan Midstream Partners
4.250%, 02/01/2021	70	76
3.200%, 03/15/2025	14	14
Marathon Oil
6.000%, 10/01/2017	122	135
Nabors Industries
4.625%, 09/15/2021	60	58
National Oilwell Varco
1.350%, 12/01/2017	18	18
NextEra Energy Capital Holdings
1.200%, 06/01/2015	29	29
Noble Energy
4.150%, 12/15/2021	320	339
3.900%, 11/15/2024	28	28
Noble Holding International
4.000%, 03/16/2018	6	6
Occidental Petroleum
3.125%, 02/15/2022	100	103
2.700%, 02/15/2023	47	47
ONEOK Partners
4.900%, 03/15/2025	200	202
Petrodrill Five
4.390%, 04/15/2016	169	172
Petrodrill Four
4.240%, 01/15/2016	162	164
Plains All American Pipeline
3.600%, 11/01/2024	55	55
2.600%, 12/15/2019	21	21
Sinopec Group Overseas Development
4.375%, 04/10/2024(B)	290	315
Spectra Energy Capital
5.650%, 03/01/2020	133	147
Spectra Energy Partners
2.950%, 09/25/2018	23	24
Suncor Energy
3.600%, 12/01/2024	35	36
Sunoco Logistics Partners Operations
5.500%, 02/15/2020	60	67
4.250%, 04/01/2024	23	24
Texas Eastern Transmission
2.800%, 10/15/2022(B)	92	88

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tosco
7.800%, 01/01/2027	$50	$69
Total Capital Canada
2.750%, 07/15/2023	56	56
TransCanada PipeLines
3.750%, 10/16/2023	50	52
2.500%, 08/01/2022	40	39

		4,715

Financials — 9.0%
ACE INA Holdings
3.150%, 03/15/2025	74	76
AIG Global Funding
1.650%, 12/15/2017(B)	26	26
Allstate
3.150%, 06/15/2023	28	29
American Express
2.650%, 12/02/2022	425	423
American International Group
4.875%, 06/01/2022	15	17
4.125%, 02/15/2024	59	64
American Tower‡
3.500%, 01/31/2023	50	50
American Tower Trust I‡(B)
3.070%, 03/15/2023	80	80
1.551%, 03/15/2018	100	100
Aon
3.500%, 06/14/2024	45	46
Bank of America
10.200%, 07/15/2015	264	271
7.625%, 06/01/2019	75	90
6.875%, 04/25/2018	390	446
5.625%, 07/01/2020	280	323
5.420%, 03/15/2017	200	214
5.000%, 05/13/2021	360	406
5.000%, 01/21/2044	370	425
4.250%, 10/22/2026	38	39
4.200%, 08/26/2024	210	217
4.125%, 01/22/2024	370	396
4.100%, 07/24/2023	280	299
4.000%, 04/01/2024	440	468
3.300%, 01/11/2023	60	61
2.600%, 01/15/2019	170	173
Bank of Montreal
2.550%, 11/06/2022	145	144
1.400%, 09/11/2017	86	86
Bank of New York Mellon
4.600%, 01/15/2020	136	152
Bank of Nova Scotia
1.450%, 04/25/2018	200	200
Barrick North America Finance
4.400%, 05/30/2021	90	92
BB&T
6.850%, 04/30/2019	240	285
2.450%, 01/15/2020	110	112
1.600%, 08/15/2017	56	56
Bear Stearns
7.250%, 02/01/2018	140	161
Berkshire Hathaway Finance
3.000%, 05/15/2022	154	160
BlackRock
3.500%, 03/18/2024	25	26
3.375%, 06/01/2022	33	35

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Blackstone Holdings Finance
4.750%, 02/15/2023(B)	$66	$73
Canadian Imperial Bank of Commerce
0.900%, 10/01/2015	35	35
Capital One Bank USA
3.375%, 02/15/2023	300	304
Caterpillar Financial Services
2.850%, 06/01/2022	53	54
1.250%, 11/06/2017	43	43
Citigroup
6.125%, 11/21/2017	815	906
5.500%, 09/13/2025	196	222
5.375%, 08/09/2020	78	89
5.300%, 05/06/2044	60	68
4.300%, 11/20/2026	90	93
4.050%, 07/30/2022	40	42
3.500%, 05/15/2023	100	100
1.850%, 11/24/2017	56	56
1.800%, 02/05/2018	84	84
CME Group
3.000%, 09/15/2022	80	83
3.000%, 03/15/2025	29	29
CNA Financial
5.875%, 08/15/2020	332	384
Credit Suisse NY
2.300%, 05/28/2019	310	313
Duke Realty‡
3.875%, 02/15/2021	84	89
ERAC USA Finance(B)
4.500%, 08/16/2021	80	88
1.400%, 04/15/2016	22	22
ERP Operating LP‡
5.375%, 08/01/2016	104	110
4.625%, 12/15/2021	104	116
Fifth Third Bancorp
2.300%, 03/01/2019	20	20
General Electric Capital
6.000%, 08/07/2019	1,629	1,903
4.650%, 10/17/2021	180	204
4.375%, 09/16/2020	10	11
2.100%, 12/11/2019	40	41
1.625%, 07/02/2015	184	185
1.000%, 12/11/2015	25	25
Goldman Sachs Group
6.150%, 04/01/2018	320	360
6.000%, 06/15/2020	480	560
5.950%, 01/18/2018	660	735
5.375%, 03/15/2020	320	363
5.350%, 01/15/2016	427	442
4.000%, 03/03/2024	480	508
2.600%, 04/23/2020	38	38
HCP‡
4.250%, 11/15/2023	23	24
2.625%, 02/01/2020	145	145
Health Care‡
4.500%, 01/15/2024	77	83
HSBC Finance
6.676%, 01/15/2021	180	214
5.000%, 06/30/2015	264	267
1.625%, 01/16/2018	250	250
Intercontinental Exchange Group
4.000%, 10/15/2023	53	57
2.500%, 10/15/2018	66	68
International Lease Finance
6.750%, 09/01/2016 (B)	110	117

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Invesco Finance
4.000%, 01/30/2024	$29	$31
Jackson National Life Global Funding
0.503%, 07/29/2016(A)(B)	150	150
Jefferies Group
8.500%, 07/15/2019	46	55
6.875%, 04/15/2021	90	102
John Deere Capital
2.250%, 04/17/2019	60	61
1.700%, 01/15/2020	49	48
1.200%, 10/10/2017	22	22
0.950%, 06/29/2015	46	46
JPMorgan Chase
3.875%, 09/10/2024	360	369
3.375%, 05/01/2023	150	151
3.150%, 07/05/2016	100	103
KeyCorp
5.100%, 03/24/2021	72	82
Liberty Mutual Insurance
8.500%, 05/15/2025(B)	100	129
Lincoln National
8.750%, 07/01/2019	35	44
Lloyds Bank
2.300%, 11/27/2018	260	264
Marsh & McLennan
3.500%, 03/10/2025	31	32
2.350%, 03/06/2020	44	44
MassMutual Global Funding II
2.500%, 10/17/2022(B)	106	105
MetLife
6.750%, 06/01/2016	290	309
1.903%, 12/15/2017	110	111
Metropolitan Life Global Funding I
1.500%, 01/10/2018(B)	313	314
Morgan Stanley
5.625%, 09/23/2019	200	228
5.500%, 01/26/2020	100	114
5.500%, 07/28/2021	280	325
3.700%, 10/23/2024	33	34
MUFG Americas Holdings
2.250%, 02/10/2020	29	29
Navient
3.875%, 09/10/2015	110	111
New York Life Global Funding
0.750%, 07/24/2015(B)	160	160
Nordea Bank
1.625%, 05/15/2018(B)	220	220
Novartis Capital
3.400%, 05/06/2024	40	43
Petrobras Global Finance BV
6.250%, 03/17/2024	218	206
3.250%, 03/17/2017	100	92
3.151%, 03/17/2020(A)	110	95
PNC Bank
6.875%, 04/01/2018	250	287
2.700%, 11/01/2022	260	259
Principal Life Global Funding II(B)
2.250%, 10/15/2018	127	130
1.000%, 12/11/2015	37	37
ProLogis
6.875%, 03/15/2020	25	29
Prudential Insurance of America
8.300%, 07/01/2025(B)	150	206

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Royal Bank of Canada
2.000%, 10/01/2018	$159	$162
1.875%, 02/05/2020	150	150
1.200%, 09/19/2017	129	129
Royal Bank of Scotland
4.650%, 06/04/2018	190	200
Royal Bank of Scotland Group
2.550%, 09/18/2015	180	181
Santander Holdings USA
3.450%, 08/27/2018	180	187
Simon Property Group‡
5.650%, 02/01/2020	80	92
Skandinaviska Enskilda Banken
1.375%, 05/29/2018(B)	800	800
Standard Chartered Bank
6.400%, 09/26/2017(B)	150	166
State Street
3.700%, 11/20/2023	100	108
3.100%, 05/15/2023	36	36
SunTrust Banks
3.500%, 01/20/2017	70	73
Synchrony Financial
3.000%, 08/15/2019	120	123
TD Ameritrade Holding
2.950%, 04/01/2022	26	26
Toronto-Dominion Bank
1.400%, 04/30/2018	77	77
Toyota Motor Credit
1.375%, 01/10/2018	260	261
1.250%, 10/05/2017	114	114
UBS
5.875%, 12/20/2017	100	111
US Bancorp
2.950%, 07/15/2022	120	122
2.200%, 04/25/2019	350	356
Ventas Realty‡
3.750%, 05/01/2024	24	25
3.500%, 02/01/2025	13	13
Wachovia
5.750%, 02/01/2018	320	358
WEA Finance
2.700%, 09/17/2019(B)	310	314
Wells Fargo
5.625%, 12/11/2017	585	650
4.600%, 04/01/2021	480	539
3.450%, 02/13/2023	120	123
2.150%, 01/15/2019	54	55
1.500%, 01/16/2018	140	141
Wells Fargo Bank
6.000%, 11/15/2017	500	559

		27,699

Health Care — 1.8%
AbbVie
2.900%, 11/06/2022	10	10
1.750%, 11/06/2017	289	290
Actavis Funding SCS
3.800%, 03/15/2025	100	103
3.450%, 03/15/2022	146	149
3.000%, 03/12/2020	24	25
Agilent Technologies
5.000%, 07/15/2020	320	349
Amgen
3.625%, 05/22/2024	10	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Anthem
3.500%, 08/15/2024	$69	$71
3.300%, 01/15/2023	36	37
3.125%, 05/15/2022	400	405
2.300%, 07/15/2018	47	48
1.250%, 09/10/2015	50	50
Baxter International
5.900%, 09/01/2016	300	320
Becton Dickinson
4.685%, 12/15/2044	120	130
3.734%, 12/15/2024	59	62
2.675%, 12/15/2019	7	7
Celgene
3.625%, 05/15/2024	26	27
1.900%, 08/15/2017	50	51
Express Scripts Holding
3.500%, 06/15/2024	90	93
Forest Laboratories
5.000%, 12/15/2021(B)	86	96
Gilead Sciences
3.500%, 02/01/2025	17	18
2.050%, 04/01/2019	410	415
Humana
7.200%, 06/15/2018	50	58
3.150%, 12/01/2022	240	242
Laboratory Corp of America Holdings
3.200%, 02/01/2022	32	32
Medtronic
3.500%, 03/15/2025(B)	320	335
3.150%, 03/15/2022(B)	75	78
3.125%, 03/15/2022	190	197
Merck
2.750%, 02/10/2025	70	70
2.350%, 02/10/2022	26	26
Novartis Capital
2.400%, 09/21/2022	50	50
Perrigo
2.300%, 11/08/2018	220	222
Pfizer
3.000%, 06/15/2023	70	72
Quest Diagnostics
4.750%, 01/30/2020	40	44
Thermo Fisher Scientific
4.150%, 02/01/2024	66	71
2.400%, 02/01/2019	150	152
1.300%, 02/01/2017	44	44
UnitedHealth Group
4.700%, 02/15/2021	43	49
2.875%, 12/15/2021	25	26
2.750%, 02/15/2023	17	17
1.875%, 11/15/2016	320	325
1.625%, 03/15/2019	200	200
Wyeth
5.450%, 04/01/2017	230	250
Zoetis
3.250%, 02/01/2023	50	50
1.875%, 02/01/2018	85	85

		5,462

Industrials — 1.9%
3M
1.000%, 06/26/2017	60	60

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ADT
4.125%, 06/15/2023	$100	$94
3.500%, 07/15/2022	30	27
American Airlines Pass-Through Trust, Ser 2011-1
5.250%, 01/31/2021	95	103
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%,01/15/2021	546	594
Burlington Northern Santa Fe
4.550%, 09/01/2044	240	263
Canadian Pacific Railway
4.500%, 01/15/2022	50	55
2.900%, 02/01/2025	48	48
Canal Barge
4.500%, 11/12/2034	895	1,017
Caterpillar
1.500%, 06/26/2017	46	47
Continental Airlines Pass-Through Trusts, Ser 1999-1
6.545%, 02/02/2019	31	34
Continental Airlines Pass-Through Trusts, Ser 2012-2
4.000%, 10/29/2024	50	53
CSX
3.700%, 10/30/2020	56	60
CSX Transportation
6.251%, 01/15/2023	691	819
Deere
2.600%, 06/08/2022	48	48
Delta Air Lines Pass-Through Trust, Ser 2012-1
4.750%,05/07/2020	40	43
Eaton
2.750%, 11/02/2022	450	451
1.500%, 11/02/2017	53	53
FedEx
3.200%, 02/01/2025	45	46
General Electric
4.500%, 03/11/2044	90	101
2.700%, 10/09/2022	42	43
0.850%, 10/09/2015	100	100
General Electric Capital
2.200%, 01/09/2020	65	66
Illinois Tool Works
1.950%, 03/01/2019	19	19
Ingersoll-Rand Global Holding
2.875%, 01/15/2019	31	32
John Deere Capital
2.050%, 03/10/2020	30	30
Matson Navigation
5.337%, 09/04/2028	631	725
Norfolk Southern
3.850%, 01/15/2024	58	63
Parker-Hannifin
3.300%, 11/21/2024	14	15
Penske Truck Leasing LP
4.875%, 07/11/2022(B)	72	78
Republic Services
3.550%, 06/01/2022	40	42
Ryder System
3.500%, 06/01/2017	70	73

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Union Pacific
5.404%, 07/02/2025	$176	$199
United Parcel Service
2.450%, 10/01/2022	23	23
United Technologies
3.100%, 06/01/2022	42	44
Waste Management
3.500%, 05/15/2024	130	135
3.125%, 03/01/2025	34	34

		5,737

Information Technology — 0.7%
Apple
2.850%, 05/06/2021	91	95
2.400%, 05/03/2023	134	132
0.503%, 05/03/2018(A)	79	79
Arrow Electronics
7.500%, 01/15/2027	70	86
3.000%, 03/01/2018	21	22
eBay
2.875%, 08/01/2021	20	20
2.600%, 07/15/2022	39	37
1.350%, 07/15/2017	44	44
EMC
3.375%, 06/01/2023	115	120
Hewlett-Packard
4.650%, 12/09/2021	46	50
3.750%, 12/01/2020	160	168
International Business Machines
1.625%, 05/15/2020	222	219
KLA-Tencor
4.125%, 11/01/2021	280	295
MasterCard
3.375%, 04/01/2024	190	200
Microsoft
3.625%, 12/15/2023	58	63
2.375%, 02/12/2022	90	91
0.875%, 11/15/2017	15	15
Oracle
2.500%, 10/15/2022	121	121
2.375%, 01/15/2019	61	63
1.200%, 10/15/2017	190	190
Texas Instruments
1.650%, 08/03/2019	26	26
0.450%, 08/03/2015	34	34
Xerox
2.750%, 09/01/2020	45	45

		2,215

Materials — 0.6%
Barrick Gold
4.100%, 05/01/2023	180	178
CF Industries
7.125%, 05/01/2020	50	60
Dow Chemical
8.850%, 09/15/2021	80	108
3.000%, 11/15/2022	71	72
Ecolab
4.350%, 12/08/2021	80	88
1.450%, 12/08/2017	56	56
1.000%, 08/09/2015	38	38
Freeport-McMoRan Copper & Gold
3.550%, 03/01/2022	70	65
3.100%, 03/15/2020	40	39
2.150%, 03/01/2017	65	65

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	$27	$29
6.500%, 11/15/2020	26	27
Monsanto
3.375%, 07/15/2024	75	78
2.750%, 07/15/2021	62	63
Mosaic
4.250%, 11/15/2023	71	76
3.750%, 11/15/2021	70	74
Nucor
4.000%, 08/01/2023	27	28
Potash Corp. of Saskatchewan
4.875%, 03/30/2020	64	72
3.000%, 04/01/2025	16	16
Praxair
2.650%, 02/05/2025	16	16
Rio Tinto Finance USA
4.125%, 05/20/2021	410	442
1.625%, 08/21/2017	33	33
Southern Copper
3.500%, 11/08/2022	130	130
Teck Resources
4.750%, 01/15/2022	59	59
3.750%, 02/01/2023	26	24

		1,936

Telecommunication Services — 1.1%
AT&T
5.500%, 02/01/2018	55	61
4.450%, 05/15/2021	40	44
3.875%, 08/15/2021	20	21
3.000%, 02/15/2022	150	151
1.400%, 12/01/2017	150	149
British Telecommunications
2.350%, 02/14/2019	270	274
Cisco Systems
2.900%, 03/04/2021	16	17
Cox Communications(B)
3.850%, 02/01/2025	75	77
3.250%, 12/15/2022	60	61
DIRECTV Holdings
5.000%, 03/01/2021	50	56
Discovery Communications
3.300%, 05/15/2022	96	96
GTE
6.940%, 04/15/2028	120	154
Qwest
6.875%, 09/15/2033	90	90
Rogers Communications
4.100%, 10/01/2023	117	125
Thomson Reuters
1.300%, 02/23/2017	61	61
Verizon Communications
5.150%, 09/15/2023	840	963
4.500%, 09/15/2020	215	237
4.150%, 03/15/2024	80	86
3.450%, 03/15/2021	155	162
3.000%, 11/01/2021	134	137
2.625%, 02/21/2020	312	317
2.450%, 11/01/2022	130	126

		3,465

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 1.5%
AGL Capital
5.250%, 08/15/2019	$100	$113
3.500%, 09/15/2021	70	74
American Electric Power
1.650%, 12/15/2017	10	10
American Water Capital
3.850%, 03/01/2024	60	65
Arizona Public Service
2.200%, 01/15/2020	12	12
Atmos Energy
8.500%, 03/15/2019	80	99
Baltimore Gas & Electric
2.800%, 08/15/2022	38	39
Berkshire Hathaway Energy
3.750%, 11/15/2023	117	125
1.100%, 05/15/2017	120	120
CenterPoint Energy Houston Electric
2.250%, 08/01/2022	70	69
CMS Energy
8.750%, 06/15/2019	40	51
Consumers Energy
5.650%, 04/15/2020	60	70
Detroit Edison
2.650%, 06/15/2022	21	21
DTE Energy
3.850%, 12/01/2023	21	22
Duke Energy
3.550%, 09/15/2021	170	182
Duke Energy Indiana
3.750%, 07/15/2020	88	96
Duke Energy Progress
2.800%, 05/15/2022	58	59
Entergy Louisiana
6.500%, 09/01/2018	100	116
Exelon
4.900%, 06/15/2015	400	403
Exelon Generation
2.950%, 01/15/2020	30	30
FirstEnergy
4.250%, 03/15/2023	290	304
2.750%, 03/15/2018	340	348
Hydro-Quebec
8.400%, 01/15/2022	80	109
Kansas City Power & Light
6.375%, 03/01/2018	64	73
Nevada Power
6.500%, 08/01/2018	92	106
New Valley Generation I
7.299%, 03/15/2019	657	737
NextEra Energy Capital Holdings
3.625%, 06/15/2023	90	94
1.339%, 09/01/2015	13	13
Niagara Mohawk Power
3.508%, 10/01/2024(B)	28	29
Nisource Finance
3.850%, 02/15/2023	100	105
Pacific Gas & Electric
3.400%, 08/15/2024	70	73
2.450%, 08/15/2022	26	26
Peco Energy
1.200%, 10/15/2016	50	50

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PPL Capital Funding
4.200%, 06/15/2022	$40	$44
PSEG Power
5.125%, 04/15/2020	110	123
2.450%, 11/15/2018	44	45
Public Service of New Hampshire
3.500%, 11/01/2023	12	13
Public Service of Oklahoma
5.150%, 12/01/2019	150	169
San Diego Gas & Electric
6.000%, 06/01/2026	56	71
Sempra Energy
6.150%, 06/15/2018	120	137
Southern
2.150%, 09/01/2019	44	44
Virginia Electric and Power
3.450%, 02/15/2024	32	34
Wisconsin Electric Power
1.700%, 06/15/2018	100	101
Xcel Energy
0.750%, 05/09/2016	35	35

		4,659

Total Corporate Obligations (Cost $62,585) ($ Thousands)		64,968

ASSET-BACKED SECURITIES — 9.5%

Automotive — 2.3%
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	402	402
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	44	44
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/2016(B)	2	2
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018(B)	43	43
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/2017(B)	18	18
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018(B)	132	132
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl A
0.990%, 10/10/2017(B)	96	96
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018(B)	56	56
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A3
0.960%, 01/09/2017	1	1
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A2
0.740%, 11/08/2016	29	29

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ARI Fleet Lease Trust, Ser 2012- B, Cl A
0.475%, 01/15/2021(A)(B)	$155	$155
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019(B)	400	405
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.575%, 09/15/2017(A)(B)	680	681
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017(B)	17	17
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A2
0.620%, 07/20/2016	9	9
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A2
0.920%, 09/20/2016	116	116
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	295	295
CarFinance Capital Auto Trust, Ser 2013-2A, Cl A
1.750%, 11/15/2017(B)	30	30
CarFinance Capital Auto Trust, Ser 2014-2A, Cl A
1.440%, 11/16/2020(B)	465	463
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/2021(B)	123	123
CarMax Auto Owner Trust, Ser 2013-4, Cl A3
0.800%, 07/16/2018	46	46
CarMax Auto Owner Trust, Ser 2013-4, Cl A4
1.280%, 05/15/2019	41	41
CarNow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017(B)	75	75
CPS Auto Receivable Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020(B)	139	139
CPS Auto Receivable Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018(B)	128	128
CPS Auto Receivable Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018(B)	101	101
CPS Auto Receivable Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018(B)	61	61
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018(B)	130	130
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019(B)	228	227
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019(B)	189	189
Credit Acceptance Auto Loan Trust, Ser 2014-2A, Cl A
1.880%, 03/15/2022(B)	310	310

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Drive Auto Receivables Trust, Ser 2015-AA, Cl D
4.120%, 06/15/2022 (B)	$74	$74
DT Auto Owner Trust, Ser 2014- 3A, Cl A
0.980%, 04/16/2018 (B)	219	219
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (B)	22	22
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017 (B)	51	51
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (B)	61	61
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (B)	54	54
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (B)	80	80
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl B
2.770%, 11/15/2019 (B)	167	167
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl A
1.600%, 06/17/2019 (B)	190	190
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	128	128
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (B)	10	10
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (B)	203	203
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (B)	68	69
Flagship Credit Auto Trust, Ser 2013-2, Cl A
1.940%, 01/15/2019 (B)	159	159
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (B)	84	84
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (B)	357	358
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (B)	44	44
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.555%, 01/15/2018 (A)	100	100
Honda Auto Receivables Owner Trust, Ser 2013-2, Cl A3
0.530%, 02/16/2017	127	127
Hyundai Auto Receivables Trust, Ser 2012-B, Cl A3
0.620%, 09/15/2016	5	5
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/2018 (B)	3	3

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tidewater Auto Receivables Trust, Ser 2014-A, Cl A3
1.400%, 07/15/2018 (B)	$117	$117
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (B)	255	255
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	22	22

		7,166

Home — 0.8%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
0.931%, 09/25/2033 (A)	142	137
Argent Securities, Ser 2004-W5, Cl AV2
1.211%, 04/25/2034 (A)	321	304
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	228	241
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/2035	341	350
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	312
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.174%, 07/25/2034 (A)(B)	390	396
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.474%, 05/25/2037 (A)(B)	421	377
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.891%, 10/25/2033 (A)(B)	146	138
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A2C
1.234%, 12/25/2033 (A)	185	173

		2,428

Information Technology — 0.4%
Vericrest Opportunity Loan Trust, Ser 2015-NPL3, Cl A1
3.375%, 10/25/2058 (B)	363	363
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (B)	179	179
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/2055 (B)	148	148
VOLT XXXIII, Ser 2015-NPL5, Cl A1
3.500%, 03/25/2055 (B)	400	399

		1,089

Other Asset-Backed Securities — 6.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.974%, 12/27/2022 (A)(B)	74	74
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.974%, 12/26/2044 (A)(B)	133	133

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (B)	$63	$63
Blue Elephant Loan Trust, Ser 2015-1, Cl A
3.120%, 12/15/2022 (B)	316	315
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.387%, 12/26/2019 (A)	792	790
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	716	718
Consumers Funding, Ser 2001-1, Cl A6
5.760%, 10/20/2016	481	487
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl AF6
5.030%, 07/25/2035 (A)	111	113
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.424%, 10/25/2047 (A)	310	272
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.315%, 07/15/2036 (A)	841	764
Educational Funding of the South, Ser 2011-1, Cl A2
0.906%, 04/25/2035 (A)	1,103	1,101
Fortress Opportunities, Ser 2013-1A, Cl A1N
3.960%, 10/25/2033 (B) (D)	12	12
Fortress Opportunities, Ser 2013-1A, Cl AR
4.210%, 10/25/2018 (B) (D)	6	6
GCAT Trust, Ser 2014-1A, Cl A1
3.228%, 07/25/2019 (A)(B)	150	151
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (B)	135	135
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (B)	42	42
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (B)	100	100
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (B)	135	134
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/2044 (B)	385	384
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	214	212
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (B)	111	110
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/2031 (B)	95	95
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (B)	38	38

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (B)	$334	$334
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A)(B)(D)	114	114
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL1, Cl A1
3.475%, 01/25/2055 (B)	296	296
OAK Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (B)	164	164
OnDeck Asset Securitization Trust, Ser 2014-1A, Cl A
3.150%, 05/17/2018 (B)	117	117
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/2024 (B)	226	225
OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/2026 (B)	288	291
SLM Student Loan Trust, Ser 2002-A, Cl A2
0.821%, 12/16/2030 (A)	613	604
SLM Student Loan Trust, Ser 2003-4, Cl B
0.921%, 06/15/2038 (A)	510	469
SLM Student Loan Trust, Ser 2005-5, Cl B
0.506%, 10/25/2040 (A)	632	554
SLM Student Loan Trust, Ser 2005-6, Cl B
0.546%, 01/25/2044 (A)	1,120	983
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.406%, 10/25/2029 (A)	480	464
SLM Student Loan Trust, Ser 2013-A, Cl A1
0.775%, 08/15/2022 (A)(B)	193	194
Small Business Administration, Ser 2013-20I, Cl 1
3.620%, 09/01/2033	149	160
Small Business Administration, Ser 2013-20J, Cl 1
3.370%, 10/01/2033	152	161
Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	150	152
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
0.675%, 09/15/2021 (A)(B)	1,279	1,278
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	331	332
SpringCastle America Funding, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (B)	100	102
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (B)	345	346
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (B)	150	151

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (B)	$467	$467
Springleaf Funding Trust, Ser 2015-AA, Cl A
3.160%, 11/15/2024 (B)	131	131
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (B)	155	155
Structured Asset Securities, Ser 1998-2, Cl A
0.694%, 02/25/2028 (A)	256	253
Sunset Mortgage Loan, Ser 2014-NPL2, Cl A
3.721%, 11/16/2044 (B)	219	218
Trade Maps, Ser 2013-1A, Cl A
0.875%, 12/10/2018 (A)(B)	760	760
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.125%, 10/15/2021 (A)(B)	200	200
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (B)	103	103
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (B)	90	90
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (B)	80	80
US Residential Opportunity Fund II Trust, Ser 2015-1II, Cl A
3.625%, 02/27/2035 (B)	238	237
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/2035 (B)	289	290
Vericrest Opportunity Loan Transferee, Ser 2014-NP11, Cl A1
3.875%, 04/25/2055 (B)	188	188
Vericrest Opportunity Loan Transferee, Ser 2014-NPL4, Cl A1
3.125%, 04/27/2054 (B)	292	291
Vericrest Opportunity Loan Transferee, Ser 2014-NPL5
3.228%, 09/25/2058	137	137
Vericrest Opportunity Loan Transferee, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (B)	207	207
Vericrest Opportunity Loan Transferee, Ser 2014-NPL7, Cl A1
3.375%, 08/27/2057 (B)	229	230
Vericrest Opportunity Loan Transferee, Ser 2015-NPL4
3.500%, 02/25/2055	209	209
Vericrest Opportunity Loan Transferee, Ser 2015-NPL6
3.500%, 02/25/2055	400	400

		18,386

Total Asset-Backed Securities (Cost $28,925) ($ Thousands)		29,069

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FOREIGN BONDS — 4.2%
African Development Bank
8.800%, 09/01/2019	$80	$101
Agrium
3.375%, 03/15/2025	54	54
America Movil
3.125%, 07/16/2022	200	204
ANZ New Zealand International
1.750%, 03/29/2018	200	200
Barclays Bank
5.125%, 01/08/2020	100	114
BBVA US Senior SAU
4.664%, 10/09/2015	200	204
BHP Billiton Finance USA
6.500%, 04/01/2019	210	247
3.250%, 11/21/2021	140	146
2.050%, 09/30/2018	49	50
BNP Paribas
2.700%, 08/20/2018	300	309
2.375%, 09/14/2017	320	326
BP Capital Markets
3.506%, 03/17/2025	20	20
3.245%, 05/06/2022	50	51
3.062%, 03/17/2022	30	31
2.241%, 09/26/2018	80	81
1.375%, 11/06/2017	58	58
0.700%, 11/06/2015	200	200
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	284
Cooperatieve Centrale Raiffeisen-Boerenleenbank
3.375%, 01/19/2017	310	323
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025	250	253
Deutsche Telekom International Finance
5.750%, 03/23/2016	290	304
Ecopetrol
4.250%, 09/18/2018	140	147
4.125%, 01/16/2025	30	29
Electricite de France
2.150%, 01/22/2019	44	45
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200
Glencore Finance Canada
5.800%, 11/15/2016	40	43
2.700%, 10/25/2017	190	193
2.050%, 10/23/2015	180	181
HSBC Holdings
4.000%, 03/30/2022	80	86
Hutchison Whampoa International 12 II
3.250%, 11/08/2022	200	202
ING Bank
2.000%, 09/25/2015	200	201
Intesa Sanpaolo
5.017%, 06/26/2024	200	205
3.125%, 01/15/2016	400	406
Koninklijke Philips
3.750%, 03/15/2022	80	84
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	110

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Macquarie Bank
5.000%, 02/22/2017	$280	$298
2.000%, 08/15/2016	40	40
Mizuho Bank
1.800%, 03/26/2018	200	200
National Australia Bank
1.250%, 03/08/2018	1,150	1,146
Nippon Telegraph & Telephone
1.400%, 07/18/2017	35	35
Petrobras Global Finance BV
7.875%, 03/15/2019	80	81
5.375%, 01/27/2021	1,160	1,052
4.375%, 05/20/2023	36	31
Petroleos Mexicanos
4.875%, 01/24/2022	570	605
4.875%, 01/18/2024	294	311
4.500%, 01/23/2026	51	52
4.250%, 01/15/2025	16	16
3.500%, 07/23/2020	66	67
3.500%, 01/30/2023	260	254
3.125%, 01/23/2019	12	12
Schlumberger Norge
4.200%, 01/15/2021	10	11
3.650%, 12/01/2023	41	44
Shell International Finance
4.375%, 03/25/2020	130	145
3.400%, 08/12/2023	70	74
1.125%, 08/21/2017	47	47
Siemens Financieringsmaatschappij
6.125%, 08/17/2026	100	127
Statoil
2.900%, 11/08/2020	15	16
2.650%, 01/15/2024	64	63
1.200%, 01/17/2018	56	56
1.150%, 05/15/2018	60	59
Talisman Energy
7.750%, 06/01/2019	70	81
Telefonica Emisiones SAU
5.134%, 04/27/2020	162	183
Temasek Financial I
2.375%, 01/23/2023	250	249
Total Capital International
3.700%, 01/15/2024	42	45
1.550%, 06/28/2017	33	33
0.750%, 01/25/2016	11	11
UBS
0.750%, 03/24/2016	900	901
Vale Overseas
4.375%, 01/11/2022	915	880

Total Foreign Bonds (Cost $12,986) ($ Thousands)		12,917

SOVEREIGN DEBT — 2.0%
Colombia Government International Bond
5.625%, 02/26/2044	280	313
Indonesia Government International Bond
3.750%, 04/25/2022	370	377
Israel Government AID Bond(C)
2.976%, 02/15/2025	150	116
2.936%, 11/15/2024	150	117
2.921%, 08/15/2024	160	126
Mexico Government International Bond

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 10/02/2023	$116	$123
3.500%, 01/21/2021	773	805
Poland Government International Bond
4.000%, 01/22/2024	510	560
Province of Ontario Canada
4.400%, 04/14/2020	840	950
1.100%, 10/25/2017	500	501
0.950%, 05/26/2015	160	160
Province of Quebec Canada
2.625%, 02/13/2023	500	515
Russian Foreign Bond
7.500%, 03/31/2030	292	335
South Africa Government International Bond
5.875%, 09/16/2025	360	413
Turkey Government International Bond
7.000%, 03/11/2019	350	397
5.750%, 03/22/2024	210	234

Total Sovereign Debt (Cost $5,775) ($ Thousands)		6,042

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
FHLMC
2.375%, 01/13/2022	1,090	1,127
1.250%, 10/02/2019	70	69
FICO STRIPS, PO
0.000%, 05/11/2018(C)	340	329
FNMA
2.084%, 10/09/2019(C)	1,190	1,093
GNMA
2.170%, 04/16/2041	154	154
0.671%, 01/20/2063(A)	439	441
Resolution Funding Corp. STRIPS (C)
1.656%, 07/15/2020	970	884
1.392%, 10/15/2019	760	707
Tennessee Valley Authority
3.875%, 02/15/2021	790	882
1.750%, 10/15/2018	98	100

Total U.S. Government Agency Obligations (Cost $5,423) ($ Thousands)		5,786

MUNICIPAL BOND — 0.0%
Los Angeles, Department of
Airports, Build America Project,
RB
6.582%, 05/15/2039	25	34

Total Municipal Bond (Cost $33) ($ Thousands)		34

U.S. TREASURY OBLIGATIONS — 17.8%
U.S. Treasury Bonds
3.125%, 08/15/2044	400	448
3.000%, 11/15/2044	480	526
2.474%, 05/15/2032(C)	200	131
2.199%, 02/15/2024(C)	400	335
2.051%, 08/15/2023(C)	80	68
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	955	1,157
1.375%, 02/15/2044	441	519
0.750%, 02/15/2045	1,479	1,504
0.625%, 01/15/2024	691	720

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.500%, 04/15/2015	$950	$952
0.375%, 07/15/2023	894	916
0.125%, 01/15/2022	103	104
0.125%, 07/15/2024	344	344
U.S. Treasury Notes
4.625%, 11/15/2016	600	641
4.500%, 05/15/2017	1,000	1,082
3.625%, 02/15/2021	400	447
3.500%, 02/15/2018	550	591
3.500%, 05/15/2020	400	441
3.375%, 05/15/2044	1,260	1,476
3.125%, 04/30/2017	800	842
3.125%, 05/15/2019	150	161
3.125%, 05/15/2021	500	544
2.750%, 05/31/2017	500	523
2.625%, 08/15/2020	200	212
2.625%, 11/15/2020	100	106
2.375%, 08/15/2024	460	478
2.250%, 11/15/2024	150	154
2.125%, 08/31/2020	2,065	2,135
2.125%, 01/31/2021	410	423
2.000%, 04/30/2016	2,000	2,036
2.000%, 10/31/2021	100	102
2.000%, 02/15/2025	240	242
1.875%, 06/30/2020	3,320	3,396
1.750%, 05/31/2016	1,000	1,016
1.750%, 05/15/2023	760	756
1.625%, 03/31/2019	20	20
1.625%, 06/30/2019	120	122
1.625%, 12/31/2019	230	233
1.500%, 08/31/2018	760	772
1.500%, 01/31/2019	380	385
1.500%, 02/28/2019	350	354
1.500%, 05/31/2019	60	61
1.500%, 10/31/2019	170	171
1.500%, 11/30/2019	300	302
1.500%, 01/31/2022	40	40
1.375%, 02/29/2020	60	60
1.375%, 05/31/2020	3,120	3,115
0.875%, 04/15/2017	60	60
0.875%, 10/15/2017	80	80
0.875%, 11/15/2017	30	30
0.750%, 03/15/2017	310	311
0.750%, 06/30/2017	1,200	1,203
0.750%, 02/28/2018	100	100
0.625%, 10/15/2016	300	301
0.250%, 10/31/2015	40	40
U.S. Treasury STRIPS (C)
3.228%, 08/15/2031	100	67
2.728%, 11/15/2024	50	41
2.654%, 11/15/2021	1,750	1,556
2.577%, 05/15/2022	200	176
2.575%, 11/15/2022	300	261
2.565%, 05/15/2023	1,350	1,154
2.497%, 02/15/2022	2,745	2,427
2.494%, 02/15/2023	1,320	1,138
2.470%, 08/15/2021	2,300	2,059
1.818%, 05/15/2021	1,490	1,343
1.681%, 05/15/2018	1,400	1,359
1.670%, 05/15/2019	2,100	1,995
1.391%, 08/15/2018	600	579
1.325%, 02/15/2021	945	859
1.120%, 08/15/2020	801	738

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)
1.083%, 11/15/2019	$801	$751
0.979%, 05/15/2020	440	408
0.948%, 08/15/2017	2,000	1,968
0.945%, 02/15/2020	1,341	1,252
0.866%, 02/15/2017	200	198
0.677%, 08/15/2016	1,251	1,244

Total U.S. Treasury Obligations (Cost $53,839) ($ Thousands)		54,861

REPURCHASE AGREEMENTS — 7.1%
Deutsche Bank Securities 0.100% dated 3/31/2015 to be repurchased on 04/01/2015, repurchase price $14,000,039 (collateralized by a U.S. Treasury Inflation Protected Security, par value $11,696,000, 2.500%, 07/15/2016; with total market value $14,280,000)	14,000	14,000
Goldman Sachs 0.130% dated 3/31/2015 to be repurchased on 04/01/2015, repurchase price $7,800,028 (collateralized by a U.S. Government Obligation, par value $7,890,000, 1.875%, 09/10/2019; with total market value of $7,956,000)	7,800	7,800

Total Repurchase Agreements (Cost $21,800) ($ Thousands)		21,800

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% (F)**	4,285,430	4,285

Total Cash Equivalent (Cost $4,285) ($ Thousands)		4,285

Total Investments — 103.4% (Cost $310,798) ($ Thousands)††		$317,788

WRITTEN OPTION *(E) — 0.0%
Eurodollars 1 Year Mid Curve Options 06/15 Put, Expires 6/20/2015, Strike Price $98.75	(14)	(2)

Total Written Options (Premiums Received $4) ($ Thousands)		(2)

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2015

The open futures contracts held by the Fund at March 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	33	Dec-2015	$2
90-Day Euro$	147	Dec-2016	67
90-Day Euro$	120	Jun-2016	142
Ten Year Note	(154)	Jun-2015	(262)
U.S. 2-Year Treasury Note	38	Jun-2015	35
U.S. 5-Year Treasury Note	315	Jun-2015	401
U.S. Long Treasury Bond	(7)	Jun-2015	(23)
U.S. Ultra Long Treasury Bond	(54)	Jun-2015	(172)

			$190

For the period ended March 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the year.

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on a Net Assets of $307,444 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2015.

††	At March 31, 2015, the tax basis cost of the Fund’s investments was $310,798
($ Thousands), and the unrealized appreciation and depreciation were $7,918
($ Thousands) and $(928) ($ Thousands), respectively.

‡	Real Estate Investment Trust

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2015. The date reported is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities considered illiquid. The total value of such securities as of March 31, 2015 was $257 ($ Thousands) and represented 0.08% of Net Assets.

(E)	For the period ended March 31, 2015, the total amount of written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

(F)	Affiliated investment is a registered investment company which is managed by SEI Investments Management Corporation (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended March 31, 2015 are as follows ($ Thousands):

Purchases at Cost	Proceeds from Sales	Value 3/31/2015	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund
$ 6,599	$(8,620)	$4,285	$—

Cl — Class

CMBS — Commercial Mortgage-Backed Security

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

FREMF — Federal Home Loan Mortgage Corporation Multi-family

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LP — Limited Partnership

NCUA — National Credit Union Association

PO — Principal Only

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$118,026	$—	$118,026
Corporate Obligations	—	64,968	—	64,968
Asset-Backed Securities	—	29,069	—	29,069
Foreign Bonds	—	12,917	—	12,917
Sovereign Debt	—	6,042	—	6,042
U.S. Government Agency Obligations	—	5,786	—	5,786
Municipal Bond	—	34	—	34
U.S. Treasury Obligations	—	54,861	—	54,861
Repurchase Agreements	—	21,800	—	21,800
Cash Equivalent	4,285	—	—	4,285

Total Investments in Securities	$4,285	$313,503	$—	$317,788

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Option Contract	$—	$(2)	$—	$(2)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$647	$—	$—	$647
Unrealized Depreciation	(457)	—	—	(457)

Total Other Financial Instruments	$190	$—	$—	$190

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “ — ” are either $0 or have been rounded $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
INVESTMENT COMPANIES — 99.2%
New Covenant Growth Fund ‡	4,760,405	$182,609
New Covenant Income Fund ‡	5,095,441	118,979

Total Investment Companies (Cost $251,911) ($ Thousands)		301,588

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% *‡	2,288,072	2,288

Total Cash Equivalent (Cost $2,288) ($ Thousands)		2,288

Total Investments — 100.0% (Cost $254,199) ($ Thousands)†		$303,876

Percentages are based on a Net Assets of $303,929 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2015.
†	At March 31, 2015, the tax basis cost of the Fund’s investments was $254,199 ($ Thousands), and the unrealized appreciation and depreciation were $51,576 ($ Thousands) and $(1,899) ($ Thousands), respectively.
‡	Affiliated investment is a registered investment company which is managed by SEI Investments Management Corporation (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended March 31, 2015 are as follows ($ Thousands):

Purchases at Cost	Proceeds from Sales	Value 3/31/2015	Dividend Income

New Covenant Growth Fund
$ —	$(4,438)	$182,609	$6,525

New Covenant Income Fund
$ 2,496	$(4,124)	$118,979	$763

SEI Daily Income Trust, Prime Obligation Fund
$ 9,279	$(8,875)	$2,288	$—

Cl — Class

As of March 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

March 31, 2015

Description	Shares	Market Value ($ Thousands)
INVESTMENT COMPANIES — 98.9%
New Covenant Growth Fund‡	737,173	$28,278
New Covenant Income Fund‡	2,237,317	52,242

Total Investment Companies (Cost $70,224) ($ Thousands)		80,520

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% *‡	867,186	867

Total Cash Equivalent (Cost $867) ($ Thousands)		867

Total Investments — 99.9% (Cost $71,091) ($ Thousands)†		$81,387

Percentages are based on a Net Assets of $81,429 ($ Thousands).

*	The rate reported is the 7-day effective yield as of March 31, 2015.
†	At March 31, 2015, the tax basis cost of the Fund’s investments was $71,091 ($ Thousands), and the unrealized appreciation and depreciation were $11,485 ($ Thousands) and $(1,189) ($ Thousands), respectively.
‡	Affiliated investment is a registered investment company which is managed by SEI Investments Management Corporation (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended March 31, 2015 are as follows ($ Thousands):

Purchases at Cost	Proceeds from Sales	Value 3/31/2015	Dividend Income

New Covenant Growth Fund
$ 251	$(1,898)	$28,278	$1,052

New Covenant Income Fund
$ 1,043	$(3,052)	$52,242	$337

SEI Daily Income Trust, Prime Obligation Fund
$ 3,926	$(3,516)	$867	$—

Cl — Class

As of March 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 29, 2015

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez
Controller & CFO

Date: May 29, 2015